Basis of Presentation and General Information, detail (Details) (Charter Revenues)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Minimum
Concentration Risk [Line Items]
Charterer percentage in total revenue	10.00%	10.00%	10.00%
Daiichi Chuo Kisen Kaisha
Concentration Risk [Line Items]
Charterer percentage in total revenue	0.00%	30.30%	46.48%
Kawasaki Kisen Kaisha
Concentration Risk [Line Items]
Charterer percentage in total revenue	0.00%	15.39%	16.39%